Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
From July 1, 2026, to June 30, 2027	$ 5,037
Less: amounts representing interest	(35)
Present Value of future minimum lease payments	5,002
Less: Current obligations	(5,002)	$ (6,764)
Long term obligations